UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2004

Waddell & Reed Advisors International Growth Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors International Growth Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Australia - 2.31%
Australian Stock Exchange Limited	250,000	$8,900,108
QBE Insurance Group Limited	400,000	10,207,615
		19,107,723
Austria - 0.75%
Erste Bank der oesterreichischen Sparkassen AG	80,000	6,230,380

Brazil - 0.60%
Petroleo Brasileiro S.A. - Petrobras, ADR	50,000	4,975,500

Canada - 1.44%
Goldcorp Inc.	200,000	4,800,347
Shoppers Drug Mart Corporation	160,000	7,088,783
		11,889,130
China - 1.98%
China Mobile Limited	600,000	5,455,942
Industrial and Commercial Bank of China Limited, H Shares (A)*	7,500,000	4,204,262
SINA Corporation*	200,000	6,714,000
		16,374,204
France - 8.66%
AXA S.A.	200,000	8,479,942
L'Oreal	70,000	7,642,501
LVMH Moet Hennessy - Louis Vuitton	60,000	6,656,514
Pernod Ricard	40,800	8,274,564
TOTAL S.A.	180,000	12,611,710
VINCI	180,000	27,897,247
		71,562,478
Germany - 10.56%
Allianz Aktiengesellschaft, Registered Shares	50,000	10,286,004
Bayer Aktiengesellschaft	100,000	6,384,002
Beiersdorf Aktiengesellschaft	76,000	5,193,978
Deutsche Borse AG	55,000	12,634,152
Fresenius AG	103,500	8,226,466
HOCHTIEF Aktiengesellschaft	50,000	5,076,210
Merck Kommanditgesellschaft auf Aktien	40,000	5,157,964
SAP Aktiengesellschaft	260,000	11,603,949
Siemens AG	150,000	16,032,140
Vossloh AG	70,000	6,695,254
		87,290,119
Greece - 1.47%
Bank of Cyprus Limited	800,000	12,140,157

Hong Kong - 2.55%
Cheung Kong (Holdings) Limited	700,000	8,860,306
China Coal Energy Company Limited, H Shares (A)*	3,750,000	4,007,487
Esprit Holdings Limited	700,000	8,210,789
		21,078,582
Ireland - 3.95%
Anglo Irish Bank Corporation plc (Great Britain)	800,000	17,098,812
CRH public limited company	250,000	10,680,079
Irish Life & Permanent plc	180,000	4,917,244
		32,696,135
Italy - 5.57%
Banca Intesa S.p.A.	2,100,000	15,947,982
Banca Italease S.p.A.	110,000	7,045,913
Saipem S.p.A.	270,000	7,862,782
UniCredito Italiano S.p.A.	1,600,000	15,228,630
		46,085,307
Japan - 18.77%
Astellas Pharma Inc.	200,000	8,621,860
Bank of Fukuoka, Ltd. (The) (B)	500,000	4,035,132
Bank of Yokohama, Ltd. (The)	500,000	3,729,633
Canon Inc.	262,500	14,100,687
Central Japan Railway Company	400	4,548,540
CREDIT SAISON CO., LTD.	125,000	4,115,750
Daiwa Securities Group Inc.	500,000	6,037,848
DENSO CORPORATION	100,000	3,716,904
FANUC LTD	50,000	4,654,616
Hoya Corporation	300,000	9,954,175
Japan Tobacco Inc.	2,000	9,826,884
Kirin Brewery Company, Limited	500,000	7,221,657
Kurita Water Industries Ltd.	200,000	4,837,067
Mitsubishi Estate Co., Ltd.	500,000	16,420,570
Nintendo Co., Ltd.	20,000	5,812,967
ORIX Corporation	45,000	11,723,523
Shin-Etsu Chemical Co., Ltd.	150,000	9,152,240
SUMCO Corporation	225,000	9,355,906
Toyota Motor Corporation	270,000	17,298,880
		155,164,839
Netherlands - 1.35%
ABN AMRO Holding N.V.	140,000	6,025,728
Royal Numico N.V.	100,000	5,157,697
		11,183,425
Norway - 0.92%
Statoil ASA	280,000	7,623,842

Russia - 1.57%
OAO LUKOIL, ADR	150,000	12,975,000

South Korea- 2.17%
Kookmin Bank	100,000	8,971,089
Samsung Electronics Co., Ltd.	15,000	8,976,403
		17,947,492
Sweden - 1.18%
H & M Hennes & Mauritz AB	170,000	9,786,905

Switzerland - 15.69%
Compagnie Financiere Richemont SA	150,000	8,387,853
Credit Suisse Group, Registered Shares	200,000	14,352,138
Holcim Ltd, Registered Shares	110,000	11,016,747
Nestle S.A., Registered Shares	52,000	20,251,821
Nobel Biocare Holding AG	20,000	7,291,281
Novartis AG, Registered Shares (B)	300,000	16,389,000
Roche Holdings AG, Genussschein	100,000	17,693,289
SGS SA	7,000	8,358,639
Swatch Group Ltd (The), Bearer Shares	15,000	3,965,560
UBS AG	200,000	11,883,307
Zurich Financial Services, Registered Shares	35,000	10,102,662
		129,692,297
United Kingdom - 13.92%
BAE SYSTEMS plc	1,000,000	9,052,089
BHP Billiton Plc	446,500	9,955,025
British American Tobacco p.l.c.	500,000	15,634,532
Diageo plc	300,000	6,077,691
IG Group Holdings plc (A)	940,000	5,498,455
Intertek Group plc	650,000	11,595,037
Michael Page International plc	450,000	4,742,016
Prudential plc	300,000	4,235,787
Reckitt Benckiser plc	300,000	15,620,757
Royal Bank of Scotland Group plc (The)	400,000	15,616,821
Safestore Holdings Limited (A)*	730,000	3,605,683
Standard Chartered PLC	150,000	4,321,389
WPP Group plc	600,000	9,091,446
		115,046,728
United States - 1.90%
Research In Motion Limited*	115,000	15,696,925

TOTAL COMMON STOCKS - 97.31%		$804,547,168

(Cost: $576,968,746)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Capital Equipment - 0.60%
Caterpillar Inc.,
5.3%, 4-9-07	$5,000	4,994,111

Finance Companies - 0.57%
BP Capital Markets p.l.c.,
5.42%, 4-2-07	4,726	4,725,289

Leisure Time Industry- 0.73%
Walt Disney Company (The),
5.49%, 4-2-07	6,000	5,999,085

Total Commercial Paper - 1.90%		15,718,485

Commercial Paper (backed by irrevocable bank letter of credit) - 0.61%
Food and Related
COFCO Capital Corp. (Rabobank Nederland),
5.25%, 4-10-07	5,000	4,993,437

Municipal Obligation - Taxable - 0.18%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.29%, 4-10-07	1,500	1,500,000

TOTAL SHORT-TERM SECURITIES - 2.69%		$22,211,922

(Cost: $22,211,922)

TOTAL INVESTMENT SECURITIES - 100.00%		$826,759,090

(Cost: $599,180,668)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2007, the total value of these securities amounted to $17,315,887 or 2.09% of total investments.

(B) Securities valued in good faith by the Valuation Committee appointed by the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007